State Street Institutional US Government Money Market Fund Expense Example - Institutional Administration Investment Investor Premier Opportunity [Member] - State Street Institutional US Government Money Market Fund
Dec. 31, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
Administration Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	141
Opportunity Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179